Subsequent Events	12 Months Ended
Dec. 31, 2020
34. Subsequent Events
Subsequent Events

34. SUBSEQUENT EVENTS

These financial statements and notes reflect the Company’s evaluation of events occurring subsequent to the balance sheet date through February 12, 2021, the date the financial statements were issued.